Currency conversion - Additional Information (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
US dollar to Pound sterling [member]
Disclosure Of Foreign Currency Translation [line items]
Average exchange rate	1.2604	1.2938	1.2765
Closing exchange rate	1.2379	1.2695	1.3263
Euro to Pound sterling [member]
Disclosure Of Foreign Currency Translation [line items]
Average exchange rate	1.1439	1.1453	1.1403
Closing exchange rate	1.1010	1.1175	1.1813